Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Dec. 31, 2017
Condensed Financial Information of the Parent Company [Abstract]
Schedule of condensed statements of financial position

	December 31
	2017	2016
	NIS in millions

ASSETS

CURRENT ASSETS
Cash and cash equivalents	94	510
Short-term loans and current maturities of long-term loans to subsidiaries	611	29
Financial derivatives	97	67
Other accounts receivable	7	2

Total current assets	809	608

NON-CURRENT ASSETS
Financial derivatives	300	490
Loans to subsidiaries	4,520	5,723
Investments in subsidiaries	8,428	9,042
Fixed assets, net	3	3

Total non-current assets	13,251	15,258

Total assets	14,060	15,866

	December 31
	2017	2016
	NIS in millions
LIABILITIES AND EQUITY

CURRENT LIABILITIES
Current maturities of non-current liabilities	1,297	1,104
Short-term loans from subsidiaries	50	-
Financial derivatives	16	36
Trade payables	3	5
Other accounts payable	161	275
Current tax payable	56	43
Dividend declared	68	-

Total current liabilities	1,651	1,463

NON-CURRENT LIABILITIES
Loans from banks and others	2,258	2,634
Long-term loans from subsidiaries	225	-
Debentures	8,786	10,128
Deferred taxes	-	1

Total non-current liabilities	11,269	12,763

EQUITY ATTRIBUTABLE TO EQUITY HOLDERS OF THE COMPANY
Share capital	246	249
Share premium	4,914	4,992
Reserves	16	(3)
Accumulated losses	(4,036)	(3,598)

Total equity	1,140	1,640

Total liabilities and equity	14,060	15,866

Schedule of condensed profit or loss statements

	Year ended December 31
	2017	2016	2015
	NIS in millions

Dividend income	206	244	167
Management fees from related companies	3	3	2
Finance income from subsidiaries	170	210	242
Other finance income	258	4	1,133

Total income	637	461	1,544

General and administrative expenses	61	68	53
Finance expenses	582	815	492
Exchange differences on loans to investees	-	159	391
Other expenses	137	7	-

Total expenses	780	1,049	936

Income (loss) before taxes on income	(143)	(588)	608
Taxes on income	22	12	55

Net income (loss) attributed to the Company	(165)	(600)	553

Schedule of condensed statements of cash flows

	Year ended December 31
	2017	2016	2015
	NIS in millions
Cash flows from operating activities of the Company:

Net income (loss) attributed to the Company	(165)	(600)	553

Adjustments required to present net cash provided by (used in) operating activities of the Company:

Adjustments to profit and loss items of the Company:

Depreciation	1	6	2
Dividend income	(206)	(244)	(167)
Finance expenses (income), net	154	760	(492)
Capital loss	132	-	-
Cost of share-based payment	11	9	3
Taxes on income (tax benefit)	22	12	55

	114	543	(599)
Changes in assets and liabilities of the Company:

Increase in other accounts receivable	(4)	1	-
Decrease in trade payables and other accounts payable	13	(11)	(26)

	9	(10)	(26)
Cash paid and received during the year by the Company for:

Interest paid	(694)	(522)	(649)
Interest received from subsidiaries	115	152	217
Taxes paid	(11)	(16)	(11)
Taxes received	2
Dividends received	-	-	3
Dividends received from subsidiaries	206	244	164

	(382)	(142)	(276)

Net cash used in operating activities of the Company	(424)	(209)	(348)

	Year ended December 31
	2017	2016	2015
	NIS in millions
Cash flows from investing activities of the Company:

Acquisition of fixed assets	(4)	(1)	- *)
Proceeds from sale of fixed assets	- *)	-	- *)
Investments in subsidiaries	(129)	(268)	(2,215)
Redemption of preferred shares of subsidiary	612	404	271
Loans repaid by (grant to) subsidiaries, net	953	(438)	154
Proceeds from sale of (investment in) marketable securities, net	55	2	182

Net cash provided by (used in) investing activities of the Company	1,487	(301)	(1,608)

Cash flows from financing activities of the Company:

Issue of shares (less issue expenses)	-	-	586
Exercise of stock options into shares	- *)	- *)	- *)
Repayment of loans for purchase of company shares	- *)	- *)	- *)
Purchase of treasury shares	(73)	-	-
Dividends paid to equity holders of the Company	(204)	(295)	(328)
Issue of debentures (less issue expenses)	-	-	2,183
Repayment and early redemption of debentures	(1,140)	(691)	(969)
Receipt (repayment) of long-term credit facilities from banks, net	(43)	1,371	1,102
Payment of long-term loan from institution	(13)	-	-
Unwinding of hedging transactions	-	3	-

Net cash provided by (used in) financing activities of the Company	(1,473)	388	2,574

Exchange differences on balance of cash and cash equivalents	(6)	(29)	(2)

Increase (decrease) in cash and cash equivalents	(416)	(151)	616
Cash and cash equivalents at the beginning of year	510	661	45

Cash and cash equivalents at the end of year	94	510	661

Significant non-cash activities of the Company:

Exchange of loan granted to subsidiaries for capital issuance	-	375	-
Dividend declared	68	-	-

*)	Represents an amount lower than NIS 1 million.

Schedule of non-current debt attributed to company
	December 31
	2017	2016
	NIS in millions

Loans from banks and others (1) (3)	2,258	2,634
Debentures (2) (3)	8,786	10,128

	11,044	12,762

(1)	Composition of banks credit

	Effective	December 31
	interest	2017	2016
Denomination	%	NIS in millions

In NIS – unlinked*)	3.48%	-	205
In U.S.$*)	3.67%	1,282	1,531
In U.S.$	5.52%	255	294
In C$*)	3.20%	356	70
In €*)	2.69%	416	579

		2,309	2,679
Less - deferred finance costs		(19)	(21)

		2,290	2,658

Less - current maturities		(32)	(24)

		2,258	2,634

*) Variable interest

To secure credit obtained from banks, the Company and its wholly-owned subsidiaries have pledged shares of investees. Furthermore, the Company’s wholly-owned subsidiaries guarantee the credit obtained by the Company from banks.

As for financial covenants, refer to Note 21.d.

(2)	As for the composition of the debentures, refer to Note 19.a.

Debentures (Series J) are secured by a lien recorded on properties owned by a subsidiary of the Company, with aggregate fair value as of the reporting date amounted of NIS 1,176 million.

(3)	Maturities

	Loans from banks and others	Debentures
	NIS in millions

Year 1 - current maturities	32	1,265

Year 2	1,470	1,489
Year 3	156	1,158
Year 4	473	975
Year 5	159	711
Year 6 and thereafter	-	4,453
	2,258	8,786

	2,290	10,051

Schedule of banks credit

	Effective	December 31
	interest	2017	2016
Denomination	%	NIS in millions

In NIS – unlinked*)	3.48%	-	205
In U.S.$*)	3.67%	1,282	1,531
In U.S.$	5.52%	255	294
In C$*)	3.20%	356	70
In €*)	2.69%	416	579

		2,309	2,679
Less - deferred finance costs		(19)	(21)

		2,290	2,658

Less - current maturities		(32)	(24)

		2,258	2,634

*) Variable interest

Schedule of long term debt maturities

	Loans from banks and others	Debentures
	NIS in millions

Year 1 - current maturities	32	1,265

Year 2	1,470	1,489
Year 3	156	1,158
Year 4	473	975
Year 5	159	711
Year 6 and thereafter	-	4,453
	2,258	8,786

	2,290	10,051

Schedule of dividends declared and received from subsidiaries
	Year ended December 31
	2017	2016	2015
	NIS in millions

Citycon OYJ	206	244	164